Contract Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Contract with Customer, Asset and Liability [Abstract]
Contract Liabilities

As of March 31, 2019, the Company has contract assets and liabilities from contracts with customers (see Note 12).

Contract liabilities consist of the following:

	March 31,	December 31,
	2019	2018

Deposit on product	$82,950	$92,950
Service agreement	53,787	57,365
Other	35,139	28,218
Total Contract liabilities	171,876	178,533
Non-Current	(42,612)	(46,736)
Total Current	$129,264	$131,797

The timing of the Company’s revenue recognition may differ from the timing of payment by its customers. A receivable is recorded when revenue is recognized prior to payment and the Company has an unconditional right to payment. Alternatively, when payment precedes the satisfaction of performance obligations, the Company records a contract liability (deferred revenue) until the performance obligations are satisfied. Of the aggregate $171,876 of contract liability balances as of March 31, 2019, the Company expects to satisfy its remaining performance obligations associated with $129,264 and $42,612 of contract liability balances within the next twelve months and following twelve months, respectively. Of the aggregate $178,533 of contract liability balances as of December 31, 2018, the Company expects to satisfy its remaining performance obligations associated with $131,797 and $46,736 of contract liability balances within the next twelve months and following twelve months, respectively.

As of December 31, 2018, the Company has contract assets and liabilities from contracts with customers, due to the implementation of ASC 606, Revenue from Contracts with Customers (see Note 17).

Contract liabilities consist of the following:

	December 31,	December 31,
	2018	2017

Deposit on product	$92,950	$-
Service agreement	57,365	-
Other	28,218	-
Total Contract liabilities	178,533	-
Non-Current	(46,736)	-
Total Current	$131,797	$-

The timing of the Company’s revenue recognition may differ from the timing of payment by its customers. A contract asset (receivable) is recorded when revenue is recognized prior to payment and the Company has an unconditional right to payment. Alternatively, when payment precedes the satisfaction of performance obligations, the Company records a contract liability (deferred revenue) until the performance obligations are satisfied. Of the aggregate $178,533 of contract liability balances as of December 31, 2018, the Company expects to satisfy its remaining performance obligations associated with $131,797 and $46,736 of contract liability balances within the next twelve months and following twelve months, respectively.